Share Capital and Preference Shares (Tables)	6 Months Ended
Jun. 30, 2019
Share Capital and Preference Shares
Schedule of movements in number of shares and amounts related to share capital

	Number of Shares			Amounts
	Number of	Number of	Number of
	common	treasury	preference	Share	Preference	Contributed	Treasury
	shares	shares	shares	capital	shares	surplus	shares
Outstanding as of January 1, 2019	80,861,246	131,880	4,600,000	810	46	850,576	(3,266)
Purchase of treasury shares	(212,111)	212,111	—	—	—	—	(3,752)
Treasury shares distributed for awards vested or exercised in the period	212,215	(212,215)	—	—	—	—	4,676
Equity raising fees	—	—	—	—	—	(580)	—
Dividends declared deducted from Contributed surplus due to accumulated deficit	—	—	—	—	—	(29,289)	—
Outstanding as of June 30, 2019	80,861,350	131,776	4,600,000	810	46	820,707	(2,342)